New Standards and Interpretations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
New Standards and Interpretations
4.	New standards and interpretations
The main standards issued by the IASB that have not yet come into force and have not been adopted by the Company before December 31, 2022 are set out as follows:
Effective date: January 1,
2023

•	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2.

•	Definition of Accounting Estimates - Amendments to IAS 8.

•	Insurance Contracts - IFRS 17.

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12.
Effective date: January 1, 2024

•	Classification of liabilities as current or non-current - Amendments to IAS 1.

The Company estimates that there are no material impact on the application in its consolidated financial
statements.